ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANAZATION AND PRINCIPAL ACTIVITIES

Zepp Health Corporation (the “Company”) was incorporated in the Cayman Islands in December 2014. The Company, its wholly owned subsidiaries and its variable interest entities (“VIEs”), Anhui Huami Information Technology Co., Ltd. (“Anhui Huami”), Huami (Beijing) Information Technology Co., Ltd. (“Beijing Huami”), Anhui Huami’s subsidiaries and Beijing Huami’s subsidiaries, are collectively referred to as the “Group”.

The Group primarily engages in the business of developing and manufacturing smart, wearable technological devices in the People’s Republic of China (“PRC”), and sells the products in PRC and overseas. During the years ended December 31, 2022, 2023 and 2024, the Group derived 41.2%, 26.1% and 6.0% of its revenue from sales of exclusively designed and manufactured smart wearable devices to one customer who is controlled by one of its shareholders.

As of December 31, 2024, details of the Company’s major subsidiaries, VIEs and major VIE’s subsidiary were as follows:

		Date of	Percentage
	Place of incorporation	Incorporation/acquisition	Of ownership
Major subsidiaries of the Company:
Hong Kong Zepp Holding Limited (“Zepp HK”)	Hong Kong (“HK”)	December 23, 2014	100%
ZEPP, INC. (“Zepp Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“Shun Yuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd.	PRC	December 7, 2015	100%
Anhui Huami Health Technology Co., Ltd (“Anhui Health”)	PRC	December 28, 2015	100%
Zepp North America Inc. (“Zepp NA”)	U.S.	June 16, 2016	100%
Galaxy Trading Platform Limited (“Galaxy”)	HK	May 8, 2019	100%
Zepp Europe Holding B.V. (“Zepp Europe”)	Netherlands	June 11, 2020	100%
Zepp Netherlands Trading B.V. (“Zepp Netherlands”)	Netherlands	April 20, 2021	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Major subsidiary of Anhui Huami:
Anhui Huami Healthcare Co., Ltd. (“Anhui Healthcare”)	PRC	December 5, 2016	VIE’s subsidiary

The VIE arrangements

The Company conducts substantially all of its smart, wearable and technological devices business in the PRC through contractual arrangements with its VIEs, Anhui Huami and Beijing Huami and the VIEs’ subsidiaries. Since the operations of the VIEs and the VIEs’ subsidiaries are closely interrelated and almost indistinguishable from one another, the risks and rewards associated with their operations are substantially the same. In addition, the Company consolidates the VIEs and the VIEs’ subsidiaries as disclosed. Therefore, the Company aggregates disclosures related to the VIEs and the VIEs’ subsidiaries as variable interest entities and referred to them as “the VIEs” in the Company’s consolidated financial statements. The VIEs hold the requisite licenses and permits necessary to conduct the Company’s business. In addition, the VIEs hold the assets necessary to operate the Company’s business and generate substantially all of the Company’s revenues.

VIE Arrangements between the VIEs and the Company’s PRC subsidiary

The Company, through Shun Yuan, a wholly-owned subsidiary of the Company in the PRC (the “WFOE”) has entered into the following contractual arrangements with Anhui Huami, Beijing Huami and their shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company’s rights under the terms of the purchase option agreement provide it with a substantive kick-out right. More specifically, the Company believes the terms of the purchase option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the consideration which is the minimum amount permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the purchase option agreement.

1. ORGANAZATION AND PRINCIPAL ACTIVITIES – CONTINUED

VIE Arrangements between the VIEs and the Company’s PRC subsidiary - continued

A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the purchase option agreement, for which Mr. Wang ‘Wayne’ Huang’s, the chief executive officer (“CEO”) of the Company, consent is not required. The Company’s rights under the purchase option agreement give the Company the power to control the shareholders of Anhui Huami and Beijing Huami. In addition, the Company’s rights under the power of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute consulting and service agreements and also ensures that consulting and service agreements will be executed and renewed indefinitely unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by the local government. The Company has the rights to receive substantially all of the economic benefits from the VIEs.

Exclusive consulting and service agreement

On April 29, 2015, Shun Yuan entered into an exclusive consulting and service agreement with Anhui Huami and Beijing Huami to enable Shun Yuan to receive substantially all of the economic benefits of the VIEs and such agreement was amended on November 3, 2017. Under the exclusive consulting and service agreement, Shun Yuan has the exclusive right to provide or designate any entity affiliated with it to provide VIEs the technical and business support services, including information technology support, hardware management and updates, software development, maintenance and updates and other operating services. The exclusive consulting and service agreement could be indefinitely effective unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by the local government. The exclusive consulting and service agreement was effective on April 29, 2015.

On March 20, 2020, due to the change of the nominee shareholders in the VIEs, the exclusive consultation and service agreement of Anhui Huami and Beijing Huami was amended and restated with terms substantially similar as before.

Equity pledge agreement

Pursuant to the equity pledge agreements dated April 29, 2015 and amended on November 3, 2017 among Anhui Huami, Beijing Huami, all their shareholders and Shun Yuan, all shareholders of Anhui Huami and Beijing Huami agreed to pledge their equity interests in Anhui Huami or Beijing Huami to Shun Yuan to secure the performance of the VIEs’ obligations under the existing purchase option agreement, power of attorney, exclusive consulting and service agreement and also the equity pledge agreement.

On March 20, 2020, due to the change of the nominee shareholders in the VIEs, the Group updated the registration of its equity pledge for Anhui Huami and Beijing Huami. The equity pledge agreement for Anhui Huami and Beijing Huami was amended and restated with the same terms as before.

Exclusive purchase option agreement

Pursuant to the exclusive purchase option agreements entered into on April 29, 2015 and amended on November 3, 2017 among Shun Yuan, Anhui Huami, Beijing Huami and their shareholders, the shareholders of Anhui Huami and Beijing Huami are obligated to sell their equity interest or any assets to Shun Yuan. Shun Yuan has the exclusive and irrevocable right to purchase, or cause the shareholders of Anhui Huami and Beijing Huami to sell to the party designated by Shun Yuan, in Shun Yuan’s sole discretion, all of the shareholders’ equity interests or any assets in Anhui Huami and Beijing Huami when and to the extent that applicable PRC law permits the Company to own such equity interests and assets in Anhui Huami and Beijing Huami. The price to be paid by Shun Yuan or any party designated by Shun Yuan will be the minimum amount of consideration permitted by applicable PRC law at the time when such transaction occurs. All of the shareholders promised and agreed that they will refund the consideration once received to Shun Yuan or any party designated by Shun Yuan within 10 working days. Also, the shareholders of Anhui Huami and Beijing Huami should try their best to help Anhui Huami and Beijing Huami develop well and are prohibited from transferring, pledging, intentionally terminating significant contracts or otherwise disposing of any significant assets in Anhui Huami and Beijing Huami without the Shun Yuan’s prior written consent.

1. ORGANAZATION AND PRINCIPAL ACTIVITIES – CONTINUED

Exclusive purchase option agreement - continued

On March 20, 2020, due to the change of the nominee shareholders in the VIEs, the exclusive purchase option agreement of Anhui Huami and Beijing Huami was amended and restated with the same terms as before.

Power of Attorney

On April 29, 2015 and amended on November 3, 2017, all of the shareholders of Anhui Huami and Beijing Huami have executed a power of attorney with Shun Yuan, Anhui Huami and Beijing Huami, whereby all of the shareholders irrevocably appoint and constitute the person designated by Shun Yuan as their attorney-in-fact to exercise on their behalf any and all rights that the shareholders have in respect of their equity interests in Anhui Huami and Beijing Huami. The power of attorney will be indefinitely effective unless all parties decide to terminate it by written agreement.

On March 20, 2020, due to the change of the nominee shareholders in the VIEs, the power of attorney agreement of Anhui Huami and Beijing Huami was amended and restated with the same terms as before.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;
●	limit the Group’s business expansion in China by way of entering into contractual arrangements;
●	impose fines, confiscating the income from the WFOE or the VIEs or imposing other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
●	impose additional conditions or requirements with which the Group may not be able to comply;
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business;
●	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations;
●	restrict or prohibit the use of the proceeds of any offerings to financing the business and operations in the PRC.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries or VIEs.

1. ORGANAZATION AND PRINCIPAL ACTIVITIES - CONTINUED

Risks in relation to VIE structure - continued

Mr. Wang ‘Wayne’ Huang is the largest shareholder of Anhui Huami and Beijing Huami, and Mr. Wang ‘Wayne’ Huang is also the largest beneficiary owner of the Company. The interests of Mr. Wang ‘Wayne’ Huang as the largest beneficiary owner of the VIEs may differ from the interests of the Company as a whole, since Mr. Wang ‘Wayne’ Huang is only one of the beneficiary shareholders of the Company, holding 30.0% of the total common shares as of December 31, 2024. The Company cannot assert that when conflicts of interest arise, Mr. Wang ‘Wayne’ Huang will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Wang ‘Wayne’ Huang may encounter in his capacity as a beneficial owner and director of the VIEs, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Wang ‘Wayne’ Huang will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Wang ‘Wayne’ Huang as a beneficiary shareholder of the VIEs should he act to the detriment of the Company. The Company relies on Mr. Wang ‘Wayne’ Huang, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Wang ‘Wayne’ Huang, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In addition, most of the current shareholders of Anhui Huami and Beijing Huami are also beneficial owners of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of Anhui Huami and Beijing Huami may act contrary to the contractual arrangements, the Company, through Shun Yuan, entered into an irrevocable power of attorney with all of the shareholders of Anhui Huami and Beijing Huami on April 29, 2015 and November 3, 2017. Through the power of attorney, all shareholders of Anhui Huami and Beijing Huami have entrusted the person designated by Shun Yuan as its proxy to exercise their rights as the shareholders of Anhui Huami and Beijing Huami with respect to an aggregate of 100% of the equity interests in Anhui Huami and Beijing Huami.

The following financial position, financial performance and cash flow of the VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions within the Group:

	As of December 31,
	2023	2024
	US$	US$
Total current assets	190,043	151,642
Total non-current assets	108,200	87,166
Total assets	298,243	238,808
Total current liabilities	140,441	177,793
Total non-current liabilities	80,986	39,007
Total liabilities	221,427	216,800

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenues	376,453	141,590	32,900
Net loss	(191)	(19,382)	(23,384)

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Net cash (used in)/provided by operating activities	(33,653)	84,820	37,964
Net cash (used in)/provided by investing activities	(3,927)	7,813	4,597
Net cash provided by/(used in) financing activities	65,665	(16,562)	3,460

1. ORGANAZATION AND PRINCIPAL ACTIVITIES - CONTINUED

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs’ subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.